General information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General information	General information
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “Parent Company,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.1% of our outstanding shares. In 2017, DDI acquired DoubleDown Interactive, LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US, with its principal place of business located in Seattle, Washington, is our primary revenue-generating company.
We develop and publish digital gaming contents on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic, and DoubleDown Fort Knox within various formats, as well as SuprNation’s three brands, Duelz, VoodooDreams, NYSpins, on web platforms.
On September 2, 2021, we completed our initial public offering (“IPO”) of American Depositary Shares (“ADSs”), each representing 0.05 share of a common share, with par value of ₩10,000 per share, of the Company. Our ADSs trade on the NASDAQ Stock Market (“NASDAQ”) under the symbol “DDI.”
Acquisition of SuprNation AB (“SuprNation”)
On October 31, 2023, the Company closed the acquisition of iGaming operator, SuprNation AB (together with its subsidiaries, “SuprNation”), for a total cash consideration €28.9 million (or approximately €30.6 million based on an exchange rate of €1 = $1.0605 as of October 30, 2023), and additional payment for deferred purchase price of €5.2 million (or approximately $5.5 million on the same exchange rate). The acquisition diversifies the digital games categories that the Company addresses with the addition of three real-money iGaming sites in Europe. Following the closing, SuprNation AB is a direct, wholly-owned subsidiary of DDI-US.
Consolidated subsidiaries
The consolidated subsidiaries of the Company as of December 31, 2024 are as follows:

Subsidiary	Percentage of ownership(1)	Location	Fiscal year end	Main business
DoubleDown Interactive LLC	100%	USA	December	Game development
Double8 Games Co., Ltd	100%	Korea	December	Game development
SuprNation AB	100%	Sweden	December	Holding company
SuprClick Limited	100%	Malta	December	Marketing
SuprHoldings Limited	100%	Malta	December	Holding company
Red Sea Media Limited(2)	50%	Malta	December	Marketing
SuprPay Limited	100%	Malta	December	Game publishing and service
SuprPlay Limited	100%	Malta	December	Game publishing and service
SuprMedia Limited	100%	Gibraltar	December	Game publishing and service
SuprIsle Limited	100%	Isle of Man	December	Game publishing and service
SuprIsle Services Limited	100%	Isle of Man	December	Game publishing and service
(1)The effective percentage of ownership held by the Company, either directly or indirectly through its subsidiaries.
(2) The Company holds 50% of the voting shares in Red Sea Media Limited and has substantive control, enabling it to exercise decision-making authority over its management.